FINANCIAL INSTRUMENTS - Schedule of Monetary Assets and Liabilities Currency Risk Fluctuations (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 GBP (£) shares	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2024 CAD ($) shares
United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ 148,370			$ 201,041
Foreign currency rate | shares	1.3550	1.3550	1.3550	1.3550
Impact of 10% change in foreign currency rate				$ 20,104
United States of America, Dollars | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ 148,713
United States of America, Dollars | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	(343)
United States of America, Dollars | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities	$ 0
United Kingdom, Pounds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities		£ (7)		$ (12)
Foreign currency rate | shares	1.7114	1.7114	1.7114	1.7114
Impact of 10% change in foreign currency rate				$ (1)
United Kingdom, Pounds | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		£ 509
United Kingdom, Pounds | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		(299)
United Kingdom, Pounds | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | £		£ (217)
Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities			€ 225	$ 329
Foreign currency rate | shares	1.4632	1.4632	1.4632	1.4632
Impact of 10% change in foreign currency rate				$ 33
Euro Member Countries, Euro | Cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			€ 425
Euro Member Countries, Euro | Accounts payable and accrued liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			(201)
Euro Member Countries, Euro | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets and liabilities | €			€ 0